Intangible Assets And Goodwill (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended						12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009	May 31, 2011 North American Retail [Member]	Jul. 02, 2011 North American Retail [Member]	Jun. 27, 2009 North American Foodservice [Member]	Nov. 30, 2010 International Beverage [Member]	Jul. 02, 2011 International Beverage [Member]	Jun. 27, 2009 International Beverage [Member]	Jul. 02, 2011 International Bakery [Member]	Jun. 27, 2009 International Bakery [Member]	Jun. 27, 2009 Cafe Moka [Member] Trademarks And Brand Names [Member]	Jun. 27, 2009 Cafe Moka [Member] Customer Relationships [Member]	Jun. 27, 2009 Spanish Bakery [Member]	Jul. 02, 2011 North American Retail And International Beverage [Member] Trademarks And Brand Names [Member]	Jul. 02, 2011 North American Retail And International Beverage [Member] Customer Relationships [Member]	Jul. 02, 2011 North American Retail And International Beverage [Member] Other Contractual Agreements [Member]	Jul. 02, 2011 Trademarks And Brand Names [Member]	Jul. 02, 2011 Customer Relationships [Member]	Jul. 03, 2010 Customer Relationships [Member]	Jul. 02, 2011 Computer Software [Member]	Jul. 03, 2010 Computer Software [Member]	Jul. 02, 2011 Other Contractual Agreements [Member]	Jul. 03, 2010 Other Contractual Agreements [Member]
Amortization expense on intangible assets	$ 62	$ 55	$ 59
Estimated future amortization expense of intangible assets - 2012	44
Estimated future amortization expense of intangible assets - 2013	40
Estimated future amortization expense of intangible assets - 2014	36
Estimated future amortization expense of intangible assets - 2015	31
Estimated future amortization expense of intangible assets - 2016	14
Weighted average useful life, in years																		18	13		4		8
Impairment charges											79
Intangible assets												8	3
Goodwill acquired	59			36	36		23	23	18
Goodwill impairment charge						107					124			124
Trademarks and brand names acquired	56	54													47
Customer relationships																34
Intangible assets subject to amortization	794	617															5		142	100	411	352	10	5
Business Acquisition, Cost of Acquired Entity, Purchase Price				87			32		10
Assumed debt							$ 27		$ 20